Contingencies and commitments - Summary of capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Capital commitments	$ 8,173	$ 5,556
Total for all joint ventures
Disclosure of contingent liabilities [line items]
Capital commitments	737	1,551
Within 1 year
Disclosure of contingent liabilities [line items]
Capital commitments	5,952	4,559
Within 1 year | Total for all joint ventures
Disclosure of contingent liabilities [line items]
Capital commitments	684	1,280
Between 1 and 3 years
Disclosure of contingent liabilities [line items]
Capital commitments	1,720	602
Between 1 and 3 years | Total for all joint ventures
Disclosure of contingent liabilities [line items]
Capital commitments	53	271
Between 3 and 5 years
Disclosure of contingent liabilities [line items]
Capital commitments	124	313
After 5 years
Disclosure of contingent liabilities [line items]
Capital commitments	$ 377	$ 82